Reverse Recapitalization - Summary of the Number of Class A Share Issued (Detail) - shares	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common stock shares issued	72,027,743		30,281,520
Class A Common Stock [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common stock shares issued		71,810,419
Percentage of common stock shares issued		100.00%
Private Offering And Merger Financing [Member] | Class A Common Stock [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common stock shares issued		22,686,326
Percentage of common stock shares issued		31.60%
Public Stockholders [Member] | Class A Common Stock [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common stock shares issued		10,356,593
Percentage of common stock shares issued		14.40%
KORE Group Holdings, Inc. [Member] | Class A Common Stock [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common stock shares issued		38,767,500
Percentage of common stock shares issued		54.00%